Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

January 2, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust VI

(File Nos. 333-138560 and 811-21978)

CIK No. 0001380192

Ladies and Gentlemen:

On behalf of Pioneer Series Trust VI (the “Trust), a Delaware statutory trust, and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for Pioneer Floating Rate Fund, a series of the Trust, that was filed under Rule 497(e) on December 10, 2013 (SEC accession number 0000276776-13-000130).

If you have any questions relating to the filing, please contact me at (617) 422-4388.

Sincerely,

/s/ Daniel J. Hynes
Daniel J. Hynes
Senior Legal Product Manager

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.